UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-04015

Eaton Vance Mutual Funds Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

February 28

Date of Fiscal Year End

August 31, 2018

Date of Reporting Period

Item 1. Reports to Stockholders

Parametric

Dividend Income Fund

Semiannual Report

August 31, 2018

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-260-0761.

Semiannual Report August 31, 2018

Parametric Dividend Income Fund

Table of Contents

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Fund Expenses	4

Financial Statements	5

Special Meeting of Shareholders	18

Board of Trustees’ Contract Approval	19

Officers and Trustees	22

Important Notices	23

Parametric Dividend Income Fund

August 31, 2018

Performance1,2

Portfolio Managers Thomas Seto, Timothy W. Atwill, Ph.D., CFA and Alexander Paulsen, each of Parametric Portfolio Associates LLC

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Since Inception
Investor Class at NAV	03/26/2014	03/26/2014	7.19%	15.95%	—	11.24%
Institutional Class at NAV	03/26/2014	03/26/2014	7.31	16.20	—	11.51
Russell 1000® Value Index	—	—	4.86%	12.47%	11.21%	9.33%
NASDAQ US Dividend Achievers™ Select Index	—	—	7.40	19.92	12.61	11.45

% Total Annual Operating Expense Ratios[3]					Investor Class	Institutional Class
Gross					1.27%	1.02%
Net					0.65	0.40

Fund Profile

Sector Allocation (% of net assets)4

Top 10 Holdings (% of net assets)4

Cisco Systems, Inc.	0.6%

QUALCOMM, Inc.	0.6

MDC Holdings, Inc.	0.6

Mercury General Corp.	0.6

Automatic Data Processing, Inc.	0.6

Darden Restaurants, Inc.	0.6

Garmin, Ltd.	0.6

Emerson Electric Co.	0.6

Eli Lilly & Co.	0.6

Clorox Co. (The)	0.6

Total	6.0%

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Parametric Dividend Income Fund

August 31, 2018

Endnotes and Additional Disclosures

[1]

Russell 1000® Value Index is an unmanaged index of U.S. large-cap value stocks. NASDAQ US Dividend Achievers™ Select Index is an unmanaged index of stocks with at least ten consecutive years of increasing regular dividends. Source: Nasdaq, Inc. The information is provided by Nasdaq (with its affiliates, are referred to as the “Corporations”) and Nasdaq’s third party licensors on an “as is” basis and the Corporations make no guarantees and bear no liability of any kind with respect to the information or the Fund. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Returns are historical and are calculated by determining the percentage change in NAV with all distributions reinvested. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[3]

Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 6/30/19. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

Important Notice to Shareholders

Effective July 1, 2018, the Fund changed its primary benchmark to the Russell 1000® Value Index because the sub-adviser believes it is more closely aligned with the Fund’s investment strategies.

3

Parametric Dividend Income Fund

August 31, 2018

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2018 – August 31, 2018).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (3/1/18)	Ending Account Value (8/31/18)	Expenses Paid During Period* (3/1/18 – 8/31/18)		Annualized Expense Ratio

Actual
Investor Class	$1,000.00	$1,071.90	$3.39	**	0.65%
Institutional Class	$1,000.00	$1,073.10	$2.09	**	0.40%

Hypothetical
(5% return per year before expenses)
Investor Class	$1,000.00	$1,021.90	$3.31	**	0.65%
Institutional Class	$1,000.00	$1,023.20	$2.04	**	0.40%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on February 28, 2018.

**	Absent an allocation of certain expenses to affiliates, expenses would be higher.

4

Parametric Dividend Income Fund

August 31, 2018

Portfolio of Investments (Unaudited)

Common Stocks — 99.4%
Security	Shares	Value

Aerospace & Defense — 1.1%
Lockheed Martin Corp.	1,093	$350,207
United Technologies Corp.	2,630	346,371
		$696,578

Air Freight & Logistics — 0.6%
United Parcel Service, Inc., Class B	3,082	$378,716
		$378,716

Automobiles — 0.5%
Ford Motor Co.	34,757	$329,496
		$329,496

Banks — 2.8%
Bank of Hawaii Corp.	4,572	$380,070
F.N.B. Corp.	28,391	381,859
PacWest Bancorp	6,999	353,380
People’s United Financial, Inc.	19,073	353,041
United Bankshares, Inc.	9,911	390,493
		$1,858,843

Beverages — 1.0%
Coca-Cola Co. (The)	7,570	$337,395
PepsiCo, Inc.	3,064	343,199
		$680,594

Biotechnology — 1.7%
AbbVie, Inc.	4,060	$389,679
Amgen, Inc.	1,920	383,635
Gilead Sciences, Inc.	4,587	347,374
		$1,120,688

Building Products — 0.6%
Johnson Controls International PLC	10,094	$381,250
		$381,250

Capital Markets — 3.1%
Artisan Partners Asset Management, Inc., Class A	10,324	$342,241
BGC Partners, Inc., Class A	29,126	361,745
Federated Investors, Inc., Class B	14,459	334,870
Franklin Resources, Inc.	10,201	323,780
Invesco, Ltd.	14,994	361,355
Moelis & Co., Class A	5,674	329,376
		$2,053,367

Security	Shares	Value

Chemicals — 5.5%
Air Products and Chemicals, Inc.	2,269	$377,312
CF Industries Holdings, Inc.	7,059	366,715
DowDuPont, Inc.	5,378	377,159
Eastman Chemical Co.	3,454	335,142
International Flavors & Fragrances, Inc.	2,853	371,717
Kronos Worldwide, Inc.	17,316	348,571
LyondellBasell Industries NV, Class A	3,381	381,309
Praxair, Inc.	2,117	334,888
RPM International, Inc.	5,767	389,273
Scotts Miracle-Gro Co. (The), Class A	4,517	337,510
		$3,619,596

Commercial Services & Supplies — 1.7%
KAR Auction Services, Inc.	6,351	$398,144
Republic Services, Inc.	4,891	358,804
Waste Management, Inc.	3,939	358,055
		$1,115,003

Communications Equipment — 1.2%
Cisco Systems, Inc.	8,811	$420,901
Juniper Networks, Inc.	13,990	397,736
		$818,637

Containers & Packaging — 3.2%
Avery Dennison Corp.	3,108	$326,899
Bemis Co., Inc.	8,079	398,133
Greif, Inc., Class A	6,594	363,857
International Paper Co.	6,634	339,263
Sonoco Products Co.	6,315	353,893
WestRock Co.	6,110	336,539
		$2,118,584

Distributors — 0.6%
Genuine Parts Co.	3,627	$362,156
		$362,156

Diversified Telecommunication Services — 1.1%
AT&T, Inc.	10,939	$349,392
Verizon Communications, Inc.	6,972	379,067
		$728,459

Electric Utilities — 6.6%
American Electric Power Co., Inc.	4,970	$356,498
Avangrid, Inc.	7,083	349,475

5	See Notes to Financial Statements.

Parametric Dividend Income Fund

August 31, 2018

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Electric Utilities (continued)
Duke Energy Corp.	4,333	$352,013
Entergy Corp.	4,629	386,938
Eversource Energy	6,155	384,257
FirstEnergy Corp.	10,644	397,873
Hawaiian Electric Industries, Inc.	10,173	358,802
OGE Energy Corp.	9,736	358,577
Pinnacle West Capital Corp.	4,361	342,556
PPL Corp.	12,203	362,917
Southern Co. (The)	7,915	346,519
Xcel Energy, Inc.	7,561	363,306
		$4,359,731

Electrical Equipment — 1.7%
Eaton Corp. PLC	4,582	$380,948
Emerson Electric Co.	5,266	404,060
Rockwell Automation, Inc.	1,915	346,538
		$1,131,546

Electronic Equipment, Instruments & Components — 0.5%
Corning, Inc.	10,625	$356,044
		$356,044

Energy Equipment & Services — 2.6%
Baker Hughes	10,091	$332,700
Halliburton Co.	8,276	330,130
Helmerich & Payne, Inc.	5,858	384,109
RPC, Inc.	26,099	357,034
Schlumberger, Ltd.	5,181	327,232
		$1,731,205

Food & Staples Retailing — 1.1%
Walgreens Boots Alliance, Inc.	5,061	$346,982
Walmart, Inc.	4,133	396,190
		$743,172

Food Products — 4.4%
Archer-Daniels-Midland Co.	7,839	$395,086
Bunge, Ltd.	5,134	333,607
Conagra Brands, Inc.	9,586	352,285
General Mills, Inc.	7,623	350,734
Ingredion, Inc.	3,513	355,059
Kellogg Co.	4,907	352,274
Kraft Heinz Co. (The)	5,805	338,257
Lancaster Colony Corp.	2,513	392,707
		$2,870,009

Security	Shares	Value

Health Care Equipment & Supplies — 2.9%
Abbott Laboratories	5,372	$359,064
Baxter International, Inc.	4,906	364,859
Becton, Dickinson and Co.	1,479	387,306
Medtronic PLC	4,136	398,752
Stryker Corp.	2,256	382,234
		$1,892,215

Health Care Providers & Services — 2.8%
Cardinal Health, Inc.	7,296	$380,778
Owens & Minor, Inc.	20,526	348,532
Patterson Cos., Inc.	15,520	349,976
Quest Diagnostics, Inc.	3,418	375,912
UnitedHealth Group, Inc.	1,466	393,562
		$1,848,760

Hotels, Restaurants & Leisure — 3.3%
Carnival Corp.	6,278	$386,034
Cracker Barrel Old Country Store, Inc.	2,402	358,114
Darden Restaurants, Inc.	3,494	405,444
Extended Stay America, Inc.	16,534	333,656
Las Vegas Sands Corp.	4,983	325,988
Six Flags Entertainment Corp.	5,767	389,561
		$2,198,797

Household Durables — 2.4%
Garmin, Ltd.	5,944	$405,024
Leggett & Platt, Inc.	8,517	387,013
MDC Holdings, Inc.	12,952	410,578
Tupperware Brands Corp.	11,110	361,297
		$1,563,912

Household Products — 2.3%
Clorox Co. (The)	2,758	$399,855
Colgate-Palmolive Co.	5,267	349,782
Kimberly-Clark Corp.	3,443	397,804
Procter & Gamble Co. (The)	4,561	378,335
		$1,525,776

Industrial Conglomerates — 1.1%
3M Co.	1,706	$359,829
Honeywell International, Inc.	2,229	354,545
		$714,374

6	See Notes to Financial Statements.

Parametric Dividend Income Fund

August 31, 2018

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Insurance — 4.4%
Aflac, Inc.	7,554	$349,297
Cincinnati Financial Corp.	4,642	355,902
Fidelity National Financial, Inc.	8,732	350,153
Mercury General Corp.	7,554	407,161
MetLife, Inc.	7,648	350,967
Old Republic International Corp.	17,440	386,819
Principal Financial Group, Inc.	6,006	331,471
Travelers Cos., Inc. (The)	2,669	351,240
		$2,883,010

IT Services — 5.0%
Accenture PLC, Class A	2,294	$387,847
Amdocs, Ltd.	5,184	338,411
Automatic Data Processing, Inc.	2,767	406,057
Cognizant Technology Solutions Corp., Class A	4,333	339,837
Convergys Corp.	14,233	351,982
International Business Machines Corp.	2,405	352,284
Jack Henry & Associates, Inc.	2,300	364,412
Paychex, Inc.	5,371	393,426
Western Union Co. (The)	17,404	329,284
		$3,263,540

Life Sciences Tools & Services — 1.1%
Agilent Technologies, Inc.	5,416	$365,797
Bio-Techne Corp.	1,902	365,507
		$731,304

Machinery — 2.3%
Cummins, Inc.	2,708	$383,994
Dover Corp.	4,516	387,789
Ingersoll-Rand PLC	3,765	381,357
Snap-on, Inc.	2,199	388,739
		$1,541,879

Media — 1.6%
Gannett Co., Inc.	33,241	$341,717
Interpublic Group of Cos., Inc. (The)	16,465	384,458
Omnicom Group, Inc.	5,122	355,057
		$1,081,232

Metals & Mining — 1.5%
Compass Minerals International, Inc.	5,165	$323,071
Kaiser Aluminum Corp.	3,171	347,510
Nucor Corp.	5,209	325,562
		$996,143

Security	Shares	Value

Multi-Utilities — 4.4%
Ameren Corp.	5,990	$378,748
Centerpoint Energy, Inc.	12,487	347,014
Consolidated Edison, Inc.	4,477	353,370
Dominion Energy, Inc.	4,917	347,976
DTE Energy Co.	3,247	360,871
NorthWestern Corp.	6,296	377,508
Public Service Enterprise Group, Inc.	7,211	377,496
WEC Energy Group, Inc.	5,700	385,206
		$2,928,189

Multiline Retail — 0.6%
Target Corp.	4,541	$397,338
		$397,338

Oil, Gas & Consumable Fuels — 7.9%
Chevron Corp.	2,738	$324,343
ConocoPhillips	4,843	355,621
CVR Energy, Inc.	8,967	341,194
EOG Resources, Inc.	2,942	347,833
Exxon Mobil Corp.	4,281	343,208
HollyFrontier Corp.	4,672	348,157
Kinder Morgan, Inc.	19,718	349,009
Marathon Petroleum Corp.	4,295	353,436
Occidental Petroleum Corp.	4,202	335,614
ONEOK, Inc.	4,958	326,782
Phillips 66	2,867	339,768
SemGroup Corp., Class A	13,972	338,122
Targa Resources Corp.	7,065	389,070
Valero Energy Corp.	2,986	351,990
Williams Cos., Inc. (The)	12,563	371,739
		$5,215,886

Paper & Forest Products — 0.6%
Domtar Corp.	7,723	$393,101
		$393,101

Pharmaceuticals — 2.9%
Bristol-Myers Squibb Co.	5,940	$359,667
Eli Lilly & Co.	3,789	400,308
Johnson & Johnson	2,649	356,794
Merck & Co., Inc.	5,674	389,180
Pfizer, Inc.	9,616	399,256
		$1,905,205

7	See Notes to Financial Statements.

Parametric Dividend Income Fund

August 31, 2018

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Professional Services — 0.6%
Nielsen Holdings PLC	13,933	$362,258
		$362,258

Semiconductors & Semiconductor Equipment — 2.3%
Intel Corp.	7,341	$355,525
Maxim Integrated Products, Inc.	5,739	347,037
QUALCOMM, Inc.	5,986	411,298
Texas Instruments, Inc.	3,299	370,808
		$1,484,668

Software — 1.1%
CA, Inc.	7,947	$348,079
Microsoft Corp.	3,527	396,188
		$744,267

Specialty Retail — 2.3%
Buckle, Inc. (The)	15,410	$396,807
Chico’s FAS, Inc.	41,684	380,158
DSW, Inc., Class A	11,270	374,840
L Brands, Inc.	13,190	348,612
		$1,500,417

Thrifts & Mortgage Finance — 0.5%
New York Community Bancorp, Inc.	32,318	$348,065
		$348,065

Tobacco — 2.2%
Altria Group, Inc.	6,296	$368,442
Philip Morris International, Inc.	4,453	346,844
Universal Corp.	6,136	366,933
Vector Group, Ltd.	23,200	360,296
		$1,442,515

Trading Companies & Distributors — 1.7%
Fastenal Co.	6,628	$386,810
MSC Industrial Direct Co., Inc., Class A	4,442	379,702
Watsco, Inc.	2,202	385,328
		$1,151,840

Total Common Stocks (identified cost $61,041,177)		$65,568,365

Short-Term Investments — 0.3%
Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 2.14%(1)	207,136	$207,157

Total Short-Term Investments (identified cost $207,156)		$207,157

Total Investments — 99.7% (identified cost $61,248,333)		$65,775,522

Other Assets, Less Liabilities — 0.3%		$211,690

Net Assets — 100.0%		$65,987,212

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of August 31, 2018.

8	See Notes to Financial Statements.

Parametric Dividend Income Fund

August 31, 2018

Statement of Assets and Liabilities (Unaudited)

Assets	August 31, 2018
Unaffiliated investments, at value (identified cost, $61,041,177)	$65,568,365
Affiliated investment, at value (identified cost, $207,156)	207,157
Dividends receivable	192,026
Dividends receivable from affiliated investment	1,324
Receivable for investments sold	439,076
Receivable for Fund shares sold	96,336
Receivable from affiliates	13,225
Total assets	$66,517,509

Liabilities
Payable for investments purchased	$466,809
Payable for Fund shares redeemed	2,544
Payable to affiliates:
Investment adviser and administration fee	14,927
Distribution and service fees	1,429
Accrued expenses	44,588
Total liabilities	$530,297
Net Assets	$65,987,212

Sources of Net Assets
Paid-in capital	$60,964,766
Accumulated undistributed net investment income	275,697
Accumulated net realized gain	219,560
Net unrealized appreciation	4,527,189
Total	$65,987,212

Investor Class Shares
Net Assets	$7,270,433
Shares Outstanding	532,726
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$13.65

Institutional Class Shares
Net Assets	$58,716,779
Shares Outstanding	4,293,806
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$13.67

9	See Notes to Financial Statements.

Parametric Dividend Income Fund

August 31, 2018

Statement of Operations (Unaudited)

Investment Income	Six Months Ended August 31, 2018
Dividends	$766,129
Dividends from affiliated investment	4,285
Total investment income	$770,414

Expenses
Investment adviser and administration fee	$67,709
Distribution and service fees
Investor Class	7,385
Trustees’ fees and expenses	1,170
Custodian fee	19,541
Transfer and dividend disbursing agent fees	9,191
Legal and accounting services	18,521
Printing and postage	5,858
Registration fees	26,040
Miscellaneous	5,295
Total expenses	$160,710
Deduct —
Allocation of expenses to affiliates	$62,807
Total expense reductions	$62,807

Net expenses	$97,903

Net investment income	$672,511

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$508,494
Investment transactions — affiliated investment	29
Net realized gain	$508,523
Change in unrealized appreciation (depreciation) —
Investments	$1,851,896
Investments — affiliated investment	1
Net change in unrealized appreciation (depreciation)	$1,851,897

Net realized and unrealized gain	$2,360,420

Net increase in net assets from operations	$3,032,931

10	See Notes to Financial Statements.

Parametric Dividend Income Fund

August 31, 2018

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended August 31, 2018 (Unaudited)	Year Ended February 28, 2018
From operations —
Net investment income	$672,511	$633,383
Net realized gain	508,523	209,541
Net change in unrealized appreciation (depreciation)	1,851,897	1,470,757
Net increase in net assets from operations	$3,032,931	$2,313,681
Distributions to shareholders —
From net investment income
Investor Class	$(57,415)	$(95,811)
Institutional Class	(436,821)	(488,083)
From net realized gain
Investor Class	(24,183)	(51,121)
Institutional Class	(151,202)	(226,603)
Total distributions to shareholders	$(669,621)	$(861,618)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Investor Class	$1,833,226	$4,143,124
Institutional Class	42,528,623	6,677,930
Net asset value of shares issued to shareholders in payment of distributions declared
Investor Class	81,598	146,932
Institutional Class	453,217	713,880
Cost of shares redeemed
Investor Class	(610,974)	(1,325,963)
Institutional Class	(7,404,430)	(2,584,695)
Net increase in net assets from Fund share transactions	$36,881,260	$7,771,208

Net increase in net assets	$39,244,570	$9,223,271

Net Assets
At beginning of period	$26,742,642	$17,519,371
At end of period	$65,987,212	$26,742,642

Accumulated undistributed net investment income included in net assets
At end of period	$275,697	$97,422

11	See Notes to Financial Statements.

Parametric Dividend Income Fund

August 31, 2018

Financial Highlights

	Investor Class
	Six Months Ended August 31, 2018 (Unaudited)		Year Ended February 28,		Year Ended February 29, 2016	Period Ended February 28, 2015(1)
			2018	2017
Net asset value — Beginning of period	$12.910		$12.170	$10.080	$10.930	$10.000

Income (Loss) From Operations
Net investment income(2)	$0.182		$0.328	$0.275	$0.284	$0.230
Net realized and unrealized gain (loss)	0.739		0.854	2.114	(0.666)	1.143

Total income (loss) from operations	$0.921		$1.182	$2.389	$(0.382)	$1.373

Less Distributions
From net investment income	$(0.132)		$(0.305)	$(0.249)	$(0.301)	$(0.197)
From net realized gain	(0.049)		(0.137)	(0.050)	(0.167)	(0.246)

Total distributions	$(0.181)		$(0.442)	$(0.299)	$(0.468)	$(0.443)

Net asset value — End of period	$13.650		$12.910	$12.170	$10.080	$10.930

Total Return(3)(4)	7.19	%(5)	9.87%	23.97%	(3.51)%	13.88	%(5)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$7,270		$5,633	$2,450	$97	$22
Ratios (as a percentage of average daily net assets):
Expenses(4)	0.65	%(6)	0.65%	0.68%	0.85%	0.88	%(6)
Net investment income	2.74	%(6)	2.61%	2.34%	2.77%	2.33	%(6)
Portfolio Turnover	45	%(5)	30%	26%	31%	39	%(5)

(1)	For the period from the start of business, March 26, 2014, to February 28, 2015.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)

The investment adviser and administrator and/or the sub-adviser reimbursed certain operating expenses (equal to 0.28%, 0.62%, 1.60%, 3.22% and 4.84% of average daily net assets for the six months ended August 31, 2018, the years ended February 28, 2018, 2017 and February 29, 2016 and the period ended February 28, 2015, respectively). Absent this reimbursement, total return would be lower.

(5)	Not annualized.

(6)	Annualized.

12	See Notes to Financial Statements.

Parametric Dividend Income Fund

August 31, 2018

Financial Highlights — continued

	Institutional Class
	Six Months Ended August 31, 2018 (Unaudited)		Year Ended February 28,		Year Ended February 29, 2016	Period Ended February 28, 2015(1)
			2018	2017
Net asset value — Beginning of period	$12.930		$12.190	$10.090	$10.930	$10.000

Income (Loss) From Operations
Net investment income(2)	$0.199		$0.358	$0.310	$0.334	$0.249
Net realized and unrealized gain (loss)	0.739		0.851	2.108	(0.683)	1.143

Total income (loss) from operations	$0.938		$1.209	$2.418	$(0.349)	$1.392

Less Distributions
From net investment income	$(0.149)		$(0.332)	$(0.268)	$(0.324)	$(0.216)
From net realized gain	(0.049)		(0.137)	(0.050)	(0.167)	(0.246)

Total distributions	$(0.198)		$(0.469)	$(0.318)	$(0.491)	$(0.462)

Net asset value — End of period	$13.670		$12.930	$12.190	$10.090	$10.930

Total Return(3)(4)	7.31	%(5)	10.09%	24.26%	(3.21)%	14.09	%(5)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$58,717		$21,110	$15,070	$3,689	$3,426
Ratios (as a percentage of average daily net assets):
Expenses(4)	0.40	%(6)	0.40%	0.51%	0.60%	0.63	%(6)
Net investment income	2.99	%(6)	2.84%	2.71%	3.21%	2.54	%(6)
Portfolio Turnover	45	%(5)	30%	26%	31%	39	%(5)

(1)	For the period from the start of business, March 26, 2014, to February 28, 2015.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)

The investment adviser and administrator and/or the sub-adviser reimbursed certain operating expenses (equal to 0.28%, 0.62%, 1.89%, 3.22% and 4.84% of average daily net assets for the six months ended August 31, 2018, the years ended February 28, 2018, 2017 and February 29, 2016 and the period ended February 28, 2015, respectively). Absent this reimbursement, total return would be lower.

(5)	Not annualized.

(6)	Annualized.

13	See Notes to Financial Statements.

Parametric Dividend Income Fund

August 31, 2018

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Parametric Dividend Income Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is total return and current income. The Fund offers Investor Class and Institutional Class shares, which are offered at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities.  Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Affiliated Fund.  The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation.  Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities.

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of August 31, 2018, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into

14

Parametric Dividend Income Fund

August 31, 2018

Notes to Financial Statements (Unaudited) — continued

agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H  Interim Financial Statements — The interim financial statements relating to August 31, 2018 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

It is the present policy of the Fund to make quarterly distributions of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

The cost and unrealized appreciation (depreciation) of investments of the Fund at August 31, 2018, as determined on a federal income tax basis, were as follows:

Aggregate cost	$61,533,887

Gross unrealized appreciation	$5,023,525
Gross unrealized depreciation	(781,890)

Net unrealized appreciation	$4,241,635

3  Investment Adviser and Administration Fee and Other Transactions with Affiliates

The investment adviser and administration fee is earned by EVM as compensation for investment advisory and administrative services rendered to the Fund. Pursuant to the investment advisory and administration agreement and subsequent fee reduction agreement between the Fund and EVM, the fee is computed at an annual rate of 0.30% of the Fund’s average daily net assets up to $1 billion and is payable monthly. On net assets of $1 billion and over, the annual fee is reduced. The fee reduction cannot be terminated or reduced without the approval of a majority vote of the Trustees of the Fund who are not interested persons of EVM or the Fund and by the vote of a majority of shareholders. For the six months ended August 31, 2018, the investment adviser and administration fee amounted to $67,709 or 0.30% (annualized) of the Fund’s average daily net assets. Pursuant to a sub-advisory agreement, EVM has delegated the investment management of the Fund to Parametric Portfolio Associates LLC (Parametric), a majority-owned subsidiary of Eaton Vance Corp. EVM pays Parametric a portion of its investment adviser and administration fee for sub-advisory services provided to the Fund. The Fund invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

EVM and Parametric have agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only) exceed 0.65% and 0.40% of the Fund’s average daily net assets for Investor Class and Institutional Class, respectively. This agreement may be changed or terminated after June 30, 2019. Pursuant to this agreement, EVM and Parametric were allocated $62,807 in total of the Fund’s operating expenses for the six months ended August 31, 2018.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended August 31, 2018, EVM earned $353 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received distribution and service fees from Investor Class shares (see Note 4).

Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser and administration fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended August 31, 2018, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.

4  Distribution Plan

The Fund has in effect a distribution plan for Investor Class shares (Investor Class Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Investor Class Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Investor Class

15

Parametric Dividend Income Fund

August 31, 2018

Notes to Financial Statements (Unaudited) — continued

shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended August 31, 2018 amounted to $7,385 for Investor Class shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

5  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $56,475,430 and $19,864,239, respectively, for the six months ended August 31, 2018.

6  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Investor Class	Six Months Ended August 31, 2018 (Unaudited)	Year Ended February 28, 2018

Sales	136,793	329,233
Issued to shareholders electing to receive payments of distributions in Fund shares	6,174	11,670
Redemptions	(46,609)	(105,850)

Net increase	96,358	235,053

Institutional Class	Six Months Ended August 31, 2018 (Unaudited)	Year Ended February 28, 2018

Sales	3,191,545	541,433
Issued to shareholders electing to receive payments of distributions in Fund shares	34,297	56,746
Redemptions	(564,419)	(202,527)

Net increase	2,661,423	395,652

7  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through October 30, 2018. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended August 31, 2018.

8  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

16

Parametric Dividend Income Fund

August 31, 2018

Notes to Financial Statements (Unaudited) — continued

At August 31, 2018, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total

Common Stocks	$65,568,365	*	$—	$—	$65,568,365
Short-Term Investments	—		207,157	—	207,157

Total Investments	$65,568,365		$207,157	$—	$65,775,522

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

17

Parametric Dividend Income Fund

August 31, 2018

Special Meeting of Shareholders (Unaudited)

The Fund held a Special Meeting of Shareholders on September 20, 2018 to elect the five Trustees listed below. The other Trustees named herein continue to serve as Trustees. The results of the vote with respect to the Fund were as follows:

	Number of Shares
Nominee for Trustee	For	Withheld
Mark R. Fetting	3,012,154	49,215
Keith Quinton	3,012,154	49,215
Marcus L. Smith	3,012,154	49,215
Susan J. Sutherland	3,012,154	49,215
Scott E. Wennerholm	3,012,154	49,215

Results are rounded to the nearest whole number.

18

Parametric Dividend Income Fund

August 31, 2018

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the registered investment companies advised by either Eaton Vance Management or its affiliate, Boston Management and Research, (the “Eaton Vance Funds”) held on April 24, 2018, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2018. The Contract Review Committee also considered information received at prior meetings of the Board and its committees, as relevant to its annual evaluation of the investment advisory and sub-advisory agreements.

The information that the Board considered included, among other things, the following (for funds that invest through one or more underlying portfolio(s), references to “each fund” in this section may include information that was considered at the portfolio-level):

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices, as well as customized groups of peer funds and blended indices identified by the adviser in consultation with the Board;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the fund’s investment strategies and policies;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s policies and practices with respect to trading, including each adviser’s processes for monitoring best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to portfolio turnover rates of each fund;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their responsibilities with respect to managing other mutual funds and investment accounts;

•	The Code of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates (including descriptions of various compliance programs) and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

19

Parametric Dividend Income Fund

August 31, 2018

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each investment advisory agreement.

Over the course of the twelve-month period ended April 30, 2018, with respect to one or more funds, the Board met seven times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, thirteen, six, eight and nine times, respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each investment adviser relating to each fund, and considered various investment and trading strategies used in pursuing each fund’s investment objective, such as the use of derivative instruments, as well as risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters. In addition to the formal meetings of the Board and its Committees, the Independent Trustees hold regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of investment advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Eaton Vance Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory and administrative agreement of Parametric Dividend Income Fund (the “Fund”) with Eaton Vance Management (the “Adviser”) and the sub-advisory agreement with Parametric Portfolio Associates LLC (the “Sub-adviser”), an affiliate of the Adviser, including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Contract Review Committee based on the material factors considered and conclusions reached by the Contract Review Committee with respect to the agreements. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory and administrative agreement and the sub-advisory agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory and administrative agreement and the sub-advisory agreement of the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser and the Sub-adviser.

The Board considered the Adviser’s and the Sub-adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. With respect to the Adviser, the Board considered the Adviser’s responsibilities overseeing the Sub-adviser and coordinating activities in implementing the Fund’s investment strategies. With respect to the Sub-adviser, the Board considered the Sub-adviser’s investment process, investment research and similar functions with respect to the types of investments held by the Fund. In particular, the Board considered the experience of the Sub-adviser’s investment professionals in employing a top-down, disciplined and systematic investment process that emphasizes a diversified portfolio of quality companies that have historically demonstrated high current income and lower levels of stock price volatility. The Board also took into account the resources dedicated to portfolio management and other services, as well as the compensation methods of the Adviser and other factors, such as the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Fund.

20

Parametric Dividend Income Fund

August 31, 2018

Board of Trustees’ Contract Approval — continued

The Board considered the compliance programs of the Adviser and relevant affiliates thereof, including the Sub-adviser. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment professionals, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser and the Sub-adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory and administrative agreement and the sub-advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds and appropriate benchmark indices. The Board’s review included comparative performance data for the one and three-year periods ended September 30, 2017 for the Fund. In this regard, the Board noted that the performance of the Fund was higher than the median performance of the Fund’s peer group for the three-year period. The Board also noted that the performance of the Fund was higher than its benchmark index for the three-year period. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one year period ended September 30, 2017, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also received and considered information about the services offered and the fee rates charged by the Adviser and/or Sub-adviser to other types of clients with investment objectives and strategies that are substantially similar to and/or managed in a similar investment style as the Fund. In this regard, the Board received information about the differences in the nature and scope of services the Adviser and/or Sub-adviser provide to the Fund as compared to other types of clients and the material differences in compliance, reporting and other legal burdens and risks to the Adviser and/or Sub-adviser as between the Fund and other types of clients. The Board also considered factors that had an impact on Fund expense ratios relative to comparable funds.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser and the Sub-adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and Other “Fall-Out” Benefits

The Board considered the level of profits realized by the Adviser and relevant affiliates thereof, including the Sub-adviser, in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect fall-out benefits received by the Adviser and its affiliates, including the Sub-adviser, in connection with their relationships with the Fund, including the benefits of research services that may be available to the Adviser or the Sub-adviser as a result of securities transactions effected for the Fund and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates, including the Sub-adviser, are deemed not to be excessive.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in any benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund, the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund to continue to benefit from any economies of scale in the future.

21

Parametric Dividend Income Fund

August 31, 2018

Officers and Trustees

Officers of Parametric Dividend Income Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Trustees of Parametric Dividend Income Fund

William H. Park

Chairperson

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Keith Quinton(1)

Marcus L. Smith(1)

Susan J. Sutherland

Harriett Tee Taggart

Scott E. Wennerholm

*	Interested Trustee

(1)	Messrs. Quinton and Smith began serving as Trustees effective October 1, 2018.

22

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-260-0761, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-260-0761 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-260-0761 and by accessing the SEC’s website at www.sec.gov.

23

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Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Sub-Adviser

Parametric Portfolio Associates LLC

1918 Eighth Avenue, Suite 3100

Seattle, WA 98101

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 260-0761

Fund Offices

Two International Place

Boston, MA 02110

*

FINRA BrokerCheck.  Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

16105    8.31.18

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Mutual Funds Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	October 22, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	October 22, 2018

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	October 22, 2018